COMMON SHARES	12 Months Ended
Dec. 31, 2017
COMMON SHARES.
COMMON SHARES
14. COMMON SHARES

As of December 31, 2017, the Company had an aggregate of 138,890,287 common shares issued and outstanding. These outstanding shares consist of (1) 73,251,730 Class A ordinary shares and (2) 65,638,557 Class B common shares. The terms of Class A ordinary shares and Class B ordinary shares are similar, except that holders of Class A common shares are entitled to one vote per share, while holders of Class B common shares are entitled to ten votes per share. In addition, certain matters including those related to the change of control of the Company require an additional approval by the holders of a majority of Class A common shares voting as a separate class. Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances. Class B common shares will be automatically converted into the same number of Class A common shares under certain circumstances, including any transfer of Class B common shares by a holder thereof to any person or entity which is not an affiliate of such holder.